Net Operating Losses Carryforwards by Expiration Date (Detail) - Entity [Domain] ¥ in Billions	Mar. 31, 2015 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,378
2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	865
2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2021 and Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 510